ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2018
Acqusitions Completed In 2018
Acqusition Tables
Preliminary purchase price allocations, at fair values, with respect to the acquisitions are as follows:
(MILLIONS)
Cash and cash equivalents	$12
Trade receivables and other current assets	7
Property, plant and equipment, at fair value	158
Current liabilities	(3)
Current portion of long-term debt	(3)
Financial instruments	(2)
Long-term debt	(69)
Deferred income tax liabilities	(35)
Non-controlling interests	(21)
Fair value of net assets acquired	44
Goodwill (Note 12)	27
Purchase price	$71